Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Details) (EUR €)	0 Months Ended		1 Months Ended																							11 Months Ended	12 Months Ended
	Jan. 31, 2012		Dec. 31, 2012	Dec. 14, 2012	Nov. 30, 2012		Oct. 31, 2012		Sep. 30, 2012		Aug. 31, 2012		Jul. 29, 2012		Jun. 30, 2012		May 31, 2012		Apr. 30, 2012		Mar. 31, 2012		Feb. 28, 2012		Jan. 19, 2011	Nov. 22, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Apr. 25, 2012
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased	2,132,366		1,542,149		3,240,099		1,153,112						428,000		1,133,550		1,219,480		654,169		949,726		1,025,407				13,478,058
Summary of shares repurchased
Average price paid per share (EUR)	€ 32.65		€ 48.24		€ 44.10		€ 41.86						€ 40.65		€ 38.61		€ 36.88		€ 37.18		€ 35.76		€ 34.71				€ 39.71
Total number of shares purchased as a part of publicly announced plans or programs	2,132,366		13,478,058	2,200,000	11,935,909		8,695,810		7,542,698		7,542,698		7,542,698		7,114,698		5,981,148		4,761,668		4,107,499		3,157,773			11,278,058
Maximum value of shares that may yet be purchased under the plans or program	€ 360,369,363	[1]					€ 112,099,413	[1]	€ 160,366,940	[1]	€ 160,366,940	[1]	€ 160,366,940	[1]	€ 177,764,616	[1]	€ 221,530,029	[1]	€ 266,501,698	[1]	€ 290,820,741	[1]	€ 324,780,615	[1]
Maximum number of shares that may yet be purchased under program	2,200,000	[2]			1,542,149	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]	2,200,000	[2]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Textual) [Abstract]
Repurchase program agreement, maximum percentage authorized to buy back																															Up to a maximum of two times 10.0 percent of our issued share capital as of the date of authorization
Maximum amount of shares intended to be repurchased																									1,000,000,000
Value of shares repurchased during the period				105,200,000																						430,000,000
Average price paid per share				€ 47.81																						€ 38.13	€ 39.91
Conversion of stock, Shares Issued																											77
Conversion of stock, Shares Converted																											100
Capital repayment																											(3,728,324,000)	[3],[4]
Maximum amount of shares intended to be repurchased																											€ 1,130,000,000
Amount of decrease in nominal value per ordinary share upon third amendment																											€ 9.18
Synthetic Share Buyback [Member]
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased																											93,411,216

[1]	Program to purchase shares up to a maximum amount of EUR 1,130 million. We have or will cancel these shares.
[2]	Program to purchase up to 2.2 million shares for the purpose of covering outstanding employee stock and stock option plans
[3]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[4]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.